Non-life and Life and Health Reserves - Non Life loss and loss expenses rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-Life loss and loss expenses rollforward [Abstract]
Gross liability at beginning of year	$ 8,985,434	$ 9,064,711	$ 9,745,806
Reinsurance recoverable at beginning of year	266,742	189,234	214,349
Net liability at beginning of year	8,718,692	8,875,477	9,531,457
Current year	3,022,926	2,997,394	3,023,704
Prior years	(448,158)	(676,574)	(830,705)
Total Non-life Incurred Claims	2,574,768	2,320,820	2,192,999
Change in Paris Re Reserve Agreement	(3,481)	5,518	(8,771)
Current year	396,927	331,785	250,720
Prior years	2,278,603	1,931,131	2,171,883
Total Non-life Claims Paid	2,675,530	2,262,916	2,422,603
Effects of foreign exchange rate changes	407,328	(220,207)	(417,605)
Net liability at end of year	9,021,777	8,718,692	8,875,477
Reinsurance recoverable at end of year	688,680	266,742	189,234
Gross liability at end of year	$ 9,710,457	$ 8,985,434	$ 9,064,711